Total
FinTrust Income and Opportunity Fund
Changes to the Prospectus The following replaces the name of the Fund on the cover page of the Prospectus. M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund)
The following replaces the investment objective on page 1 of the Summary of the Prospectus. Investment Objective.

The investment objective of the M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.

The following replaces footnote number 2 below the Fee table on page 1 of the Summary in the Prospectus.

M3Sixty Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized following generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2026. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred if the Fund can make the payment without exceeding the 1.95% expense limitation.   The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ approval.

The following replaces the information under the sub-heading “Performance” on page 6 of the Summary in the Prospectus. Performance.

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.m3sixtycapital.com.

The following replaces the Average Annual Total Returns table on page 7 of the Summary in the Prospectus. Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - FinTrust Income and Opportunity Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	15.35%	5.35%	5.06%	Jan. 21, 2016
Institutional Class Shares | After Taxes on Distributions	15.35%	4.36%	3.74%
Institutional Class Shares | After Taxes on Distributions and Sales	9.67%	3.97%	3.57%
Class A Shares	8.57%	3.90%	4.05%	Jan. 21, 2016
Class A Shares | After Taxes on Distributions	8.57%	2.90%	2.73%
Class A Shares | After Taxes on Distributions and Sales	5.40%	2.77%	2.72%
Class A Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) [Member]	26.29%	15.70%	14.60%